Current Maturities of Long Term Loans (Tables)	12 Months Ended
Dec. 31, 2017
Current Maturities of Long Term Loans/Long-Term Loans, Net of Current Maturities [Abstract]
Schedule of current maturities of long term loans
	Loan	Weighted interest rate as of December 31, 2017	December 31
Short term loans	currency	%	2017	2016

Current maturities	NIS	3.35	505	400

			505	400